Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating segment details
Third-party revenues	$ 39,336	$ 37,990	$ 31,589
Total revenues	39,336	37,990	31,589
Depreciation and amortization	(1,182)	(995)	(702)
Operational revenues	39,246	38,088	31,581
Operational EBITDA	5,555	6,014	4,824
Operational EBITDA margin (%)	14.20%	15.80%	15.30%
Unrealized gains and losses on derivatives	131	(188)	80
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(21)	(33)	28
Unrealized foreign exchange movements on receivables (and related assets)	(20)	123	(100)
Acquisition-related expenses and certain non-operational items	(199)	(107)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	135	(158)	(3)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(28)	(32)	(9)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(43)	109	(79)
Restructuring and restructuring-related expenses	(180)	(164)	(213)
Earnings before interest and taxes	4,058	4,667	3,818
Capital expenditure	1,293	1,021	840
Total assets	49,070	39,648	36,295
Power Products
Operating segment details
Third-party revenues	8,987	9,028	8,486
Intersegment revenues	1,730	1,841	1,713
Total revenues	10,717	10,869	10,199
Depreciation and amortization	(209)	(200)	(177)
Operational revenues	10,702	10,901	10,202
Operational EBITDA	1,585	1,782	1,861
Operational EBITDA margin (%)	14.80%	16.30%	18.20%
Unrealized gains and losses on derivatives	30	(49)	20
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	(17)	6
Unrealized foreign exchange movements on receivables (and related assets)	(13)	34	(29)
Acquisition-related expenses and certain non-operational items	(1)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	43	(58)	10
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(6)	(14)	4
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(19)	36	(18)
Restructuring and restructuring-related expenses	(65)	(70)	(44)
Earnings before interest and taxes	1,328	1,476	1,636
Capital expenditure	259	192	200
Total assets	7,701	7,355	7,205
Power Systems
Operating segment details
Third-party revenues	7,575	7,833	6,590
Intersegment revenues	277	268	196
Total revenues	7,852	8,101	6,786
Depreciation and amortization	(174)	(144)	(84)
Operational revenues	7,812	8,128	6,783
Operational EBITDA	290	743	304
Operational EBITDA margin (%)	3.70%	9.10%	4.50%
Unrealized gains and losses on derivatives	68	(56)	30
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(23)	(19)	9
Unrealized foreign exchange movements on receivables (and related assets)	(5)	48	(36)
Acquisition-related expenses and certain non-operational items	(70)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	44	(16)	(8)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(21)	(19)	(15)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(10)	38	(35)
Restructuring and restructuring-related expenses	(52)	(54)	(48)
Earnings before interest and taxes	7	548	114
Capital expenditure	194	136	119
Total assets	8,083	7,469	6,039
Discrete Automation and Motion
Operating segment details
Third-party revenues	8,480	8,047	4,978
Intersegment revenues	925	759	639
Total revenues	9,405	8,806	5,617
Depreciation and amortization	(263)	(251)	(78)
Operational revenues	9,405	8,817	5,613
Operational EBITDA	1,735	1,664	1,026
Operational EBITDA margin (%)	18.40%	18.90%	18.30%
Unrealized gains and losses on derivatives	(3)	(29)	16
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1	(1)
Unrealized foreign exchange movements on receivables (and related assets)	3	17	(11)
Acquisition-related expenses and certain non-operational items	(8)	(90)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	2	(29)	6
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	1	(2)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(2)	12	(8)
Restructuring and restructuring-related expenses	4	(10)	(35)
Earnings before interest and taxes	1,469	1,294	911
Capital expenditure	197	202	98
Total assets	9,416	9,195	3,696
Low Voltage Products
Operating segment details
Third-party revenues	6,276	4,953	4,263
Intersegment revenues	362	351	291
Total revenues	6,638	5,304	4,554
Depreciation and amortization	(250)	(116)	(105)
Operational revenues	6,626	5,315	4,554
Operational EBITDA	1,219	1,059	926
Operational EBITDA margin (%)	18.40%	19.90%	20.30%
Unrealized gains and losses on derivatives	17	(16)	3
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized			1
Unrealized foreign exchange movements on receivables (and related assets)	(5)	5	(4)
Acquisition-related expenses and certain non-operational items	(106)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	21	(21)	4
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(5)	2	(1)
Restructuring and restructuring-related expenses	(23)	(20)	(36)
Earnings before interest and taxes	856	904	788
Capital expenditure	208	149	100
Total assets	9,534	3,333	2,899
Process Automation
Operating segment details
Third-party revenues	7,946	8,078	7,209
Intersegment revenues	210	222	223
Total revenues	8,156	8,300	7,432
Depreciation and amortization	(82)	(83)	(76)
Operational revenues	8,134	8,318	7,427
Operational EBITDA	1,003	1,028	925
Operational EBITDA margin (%)	12.30%	12.40%	12.50%
Unrealized gains and losses on derivatives	18	(39)	11
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	4	2	12
Unrealized foreign exchange movements on receivables (and related assets)		19	(18)
Acquisition-related expenses and certain non-operational items	(2)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	27	4	(33)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)	2	3
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(4)	20	(16)
Restructuring and restructuring-related expenses	(28)	(8)	(44)
Earnings before interest and taxes	912	963	759
Capital expenditure	91	72	76
Total assets	4,847	4,777	4,728
Corporate and Other
Operating segment details
Third-party revenues	72	51	63
Intersegment revenues	1,505	1,508	1,468
Total revenues	1,577	1,559	1,531
Depreciation and amortization	(204)	(201)	(182)
Operational revenues	1,576	1,558	1,532
Operational EBITDA	(279)	(282)	(230)
Restructuring and restructuring-related expenses			(6)
Capital expenditure	344	270	247
Total assets	9,489	7,519	11,728
Intersegment elimination
Operating segment details
Intersegment revenues	(5,009)	(4,949)	(4,530)
Total revenues	(5,009)	(4,949)	(4,530)
Operational revenues	(5,009)	(4,949)	(4,530)
Operational EBITDA	2	20	12
Corporate and Other and Intersegment eliminations
Operating segment details
Total revenues	(3,432)	(3,390)	(2,999)
Depreciation and amortization	(204)	(201)	(182)
Operational revenues	(3,433)	(3,391)	(2,998)
Operational EBITDA	(277)	(262)	(218)
Unrealized gains and losses on derivatives	1	1
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized			1
Unrealized foreign exchange movements on receivables (and related assets)			(2)
Acquisition-related expenses and certain non-operational items	(12)	(17)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(2)	(38)	18
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1	(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(3)	1	(1)
Restructuring and restructuring-related expenses	(16)	(2)	(6)
Earnings before interest and taxes	$ (514)	$ (518)	$ (390)